Note 6 - Investment Securities Available for Sale (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Debt Securities, Available-for-sale, Unrealized Loss Position, Number of Positions	3	3
Percentage of Aggregate Depreciation Held by Debt Securities	2.12%
Other than Temporary Impairment Losses, Investments, Total	$ 0	$ 0